Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (13,749,752)	$ (4,021,338)
Non-cash items:
Depreciation	17,432,566	16,986,643
Amortization of deferred drydock expenditure	1,651,150	1,200,176
Share based compensation	670,141	228,523
Amortization of deferred finance fees	1,611,099	1,778,021
Changes in operating assets and liabilities:
Receivables, trade	2,716,457	(4,881,752)
Working capital advances	1,100,000	(150,000)
Prepayments	100,869	(228,260)
Advances and deposits	446,866	(1,409,681)
Other receivables	(1,464,218)	82,636
Inventories	(2,855,794)	(341,553)
Payables, trade	3,789,738	2,457,705
Charter revenue received in advance	0	(507,780)
Other payables	39,234	29,254
Accrued interest on loans	212,715	(162,176)
Deferred drydock expenditure	(1,818,991)	(1,337,787)
Net cash provided by operating activities	9,882,080	9,722,631
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(15,267,380)	(166,084)
Payments for leasehold improvements	(52,384)	(12,279)
Payments for other non-current assets	(88,843)	(102,089)
Net cash used in investing activities	(15,408,607)	(280,452)
FINANCING ACTIVITIES
Proceeds from long-term debt	2,685,730	0
Repayments of long-term debt	(49,706,706)	(42,411,601)
Proceeds from finance leases	56,600,000	33,118,525
Repayments of finance leases	(2,366,668)	(604,424)
Payments for deferred finance fees	(646,000)	(683,227)
Net proceeds from equity offering	7,393,297	0
Net cash provided by / (used in) financing activities	13,959,653	(10,580,727)
Net increase / (decrease) in cash and cash equivalents	8,433,126	(1,138,548)
Cash and cash equivalents at the beginning of the year	39,457,407	55,952,873
Cash and cash equivalents at the end of the period	$ 47,890,533	$ 54,814,325